Note 1 - Description of Business, Basis of Presentation and Management's Plan -10-Q (Details Textual) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2026	Dec. 31, 2025
Proceeds from Issuance of Debt			$ 9.7
Proceeds from Issuance or Sale of Equity	$ 2.7	$ 2.1	$ 17.4
Senior Secured Note [Member]
Proceeds from (Repayments of) Related Party Debt		(7.4)
Related Party [Member]
Proceeds from (Repayments of) Related Party Debt		$ (0.2)